Share-based payments (Details 2)	12 Months Ended
	Mar. 31, 2025 ₨ / shares	Mar. 31, 2024 ₨ / shares	Mar. 31, 2023 ₨ / shares	Mar. 31, 2022 ₨ / shares
Statements [Line Items]
Number outstanding	1,341,682	6,329,187	6,972,978	7,232,978
Number exercisable	1,043,802	5,183,587	5,584,478
Weighted average exercise price	₨ 60.06	₨ 90.12	₨ 92.6	₨ 87.82
Bottom of range [member]
Statements [Line Items]
Range of exercise price	34.62	66.6	66.6
Weighted average exercise price	₨ 60.06	₨ 90.12	₨ 92.6
Weighted average remaining contractual life	1 month 2 days	18 days	21 days
Top of range [member]
Statements [Line Items]
Range of exercise price	₨ 135.28	₨ 230.97	₨ 230.97
Weighted average remaining contractual life	2 years 9 months 25 days	3 years 9 months 25 days	4 years 9 months 25 days